Acquisitions (Details Textual) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) shares	Jun. 30, 2014 USD ($)	Apr. 28, 2014 shares	Mar. 31, 2015	Dec. 31, 2014 USD ($)
Business Combination, Consideration Transferred					$ 9,301
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 9,301				9,301
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable					4,000
Payments to Acquire Businesses, Gross					$ 1,381
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			1,050,000
Minimum [Member]
Debt Instrument, Term				6 months	9 months
RC Aluminum Industries, Inc. [Member]
Business Combination, Consideration Transferred		$ 1,900
RC Aluminum Industries, Inc. [Member] | Backlog For High-Rise Projects [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		70,000
RC Aluminum Industries, Inc. [Member] | Contracted Projects [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		$ 12,000
RC Aluminum Industries, Inc. [Member] | Miami Dade Notices of Acceptance [Member] | Minimum [Member]
Number of Products Manufactured and Sold		50
Glasswall Llc [Member]
Business Combination, Consideration Transferred	9,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	4,000
Payments to Acquire Businesses, Gross	$ 5,301
Debt Instrument, Term	15 years
Debt Instrument, Face Amount	$ 3,920				$ 3,920
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	388,199
Glasswall Llc [Member] | One Sixty Thousand Square Foot Facility [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 5,167				5,167
Glasswall Llc [Member] | Miami Dade Notices of Acceptance [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 4,134				$ 4,134